Supplementary Oil And Gas Information (Unaudited) - Capitalized Costs Related to Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	$ 161,063	$ 145,873	$ 141,397
Unproved properties	2,526	2,208	2,226
Capitalized costs, gross	163,589	148,081	143,623
Net capitalized costs	75,537	66,396	66,693
Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(88,052)	(81,685)	(76,930)
North America
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	146,309	132,858	128,807
Unproved properties	2,478	2,108	2,128
Capitalized costs, gross	148,787	134,966	130,935
Net capitalized costs	74,012	65,021	65,388
North America | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(74,775)	(69,945)	(65,547)
North Sea
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	9,731	8,606	8,258
Unproved properties	0	0	0
Capitalized costs, gross	9,731	8,606	8,258
Net capitalized costs	339	224	152
North Sea | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(9,392)	(8,382)	(8,106)
Offshore Africa
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	5,023	4,409	4,332
Unproved properties	48	100	98
Capitalized costs, gross	5,071	4,509	4,430
Net capitalized costs	1,186	1,151	1,153
Offshore Africa | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	$ (3,885)	$ (3,358)	$ (3,277)